CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Communications - 4.1%
Cable & Satellite - 1.6%
Comcast Corporation - Class A	62,700	$ 2,780,118

Telecommunications - 2.5%
Verizon Communications, Inc.	134,686	4,365,173

Consumer Discretionary - 11.8%
Apparel & Textile Products - 2.7%
NIKE, Inc. - Class B	49,750	4,757,095

Leisure Facilities & Services - 4.3%
McDonald's Corporation	28,755	7,575,217

Retail - Discretionary - 4.8%
Home Depot, Inc. (The)	27,575	8,332,062

Consumer Staples - 12.5%
Beverages - 3.1%
PepsiCo, Inc.	32,095	5,438,177

Household Products - 2.8%
Procter & Gamble Company (The)	33,430	4,876,100

Retail - Consumer Staples - 6.6%
Kroger Company (The)	106,221	4,753,389
Walmart, Inc.	42,502	6,797,345
		11,550,734
Energy - 7.6%
Oil & Gas Producers - 7.6%
Chevron Corporation	34,870	5,879,780
Exxon Mobil Corporation	63,314	7,444,460
		13,324,240
Financials - 14.4%
Asset Management - 7.4%
BlackRock, Inc.	10,514	6,797,196
Charles Schwab Corporation (The)	112,000	6,148,800
		12,945,996
Banking - 7.0%
JPMorgan Chase & Company	26,800	3,886,536
M&T Bank Corporation	23,890	3,020,890

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Financials - 14.4% (Continued)
Banking - 7.0% (Continued)
Northern Trust Corporation	31,100	$ 2,160,828
PNC Financial Services Group, Inc. (The)	26,300	3,228,851
		12,297,105
Health Care - 15.2%
Biotech & Pharma - 5.4%
Johnson & Johnson	27,970	4,356,327
Merck & Company, Inc.	49,990	5,146,471
		9,502,798
Health Care Facilities & Services - 3.2%
CVS Health Corporation	79,620	5,559,069

Medical Equipment & Devices - 6.6%
Becton, Dickinson and Company	24,025	6,211,183
Medtronic plc	67,400	5,281,464
		11,492,647
Industrials - 20.5%
Aerospace & Defense - 1.5%
RTX Corporation	36,260	2,609,632

Commercial Support Services - 3.6%
Republic Services, Inc.	43,550	6,206,310

Electrical Equipment - 2.7%
Carrier Global Corporation	85,210	4,703,592

Machinery - 10.7%
Caterpillar, Inc.	34,680	9,467,640
Deere & Company	24,394	9,205,808
		18,673,448
Transportation & Logistics - 2.0%
Union Pacific Corporation	17,500	3,563,525

Materials - 2.5%
Chemicals - 2.5%
DuPont de Nemours, Inc.	57,891	4,318,090

Technology - 11.2%
Semiconductors - 3.1%
Texas Instruments, Inc.	33,965	5,400,775

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Technology - 11.2% (Continued)
Software - 6.3%
Microsoft Corporation	34,775	$ 10,980,206

Technology Services - 1.8%
International Business Machines Corporation	23,000	3,226,900

Total Common Stocks (Cost $93,974,086)		$ 174,479,009

MONEY MARKET FUNDS - 0.3%	Shares	Value
Invesco Short-Term Investment Trust Government & Agency Portfolio - Institutional Class, 5.26% (a) (Cost $610,790)	610,790	$ 610,790

Total Investments at Value - 100.1% (Cost $94,584,876)		$ 175,089,799

Liabilities in Excess of Other Assets - (0.1%)		(182,779)

Net Assets - 100.0%		$ 174,907,020

(a)	The rate shown is the 7-day effective yield as of September 30, 2023.